Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventories
Finished goods	€ 1,182,034	€ 1,232,702
Health care supplies	417,475	451,316
Raw materials and purchased components	344,311	361,804
Work in process	124,102	133,353
Inventories	2,067,922	2,179,175
Unconditional purchase agreement of materials	278,139
Inventory write-down	€ 116,358	€ 110,614
Minimum
Inventories
Term of unconditional purchase agreements of materials	1 year
Maximum
Inventories
Term of unconditional purchase agreements of materials	3 years
Less than 1 year
Inventories
Unconditional purchase agreement of materials	€ 191,982